MINERAL PROPERTIES, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 13,391
Additions	4,498
Property, plant and equipment at end of period	133,810	$ 13,391
At cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		77,204
Acquisition of Beadell (note 5)	132,052
Additions	30,408	2,069
Change in reclamation provision	3,026	(144)
Disposals	(265)	(319)
Foreign exchange translation difference	(9,554)
Property, plant and equipment at end of period	235,627
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	65,419	62,238
Amortization and depletion	36,691	3,459
Disposals	(232)	(278)
Foreign exchange translation difference	(61)
Property, plant and equipment at end of period	101,817	65,419
Mineral Properties Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,015
Property, plant and equipment at end of period	19,273	4,015
Mineral Properties Depletable [Member] | At cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	36,066	36,083
Acquisition of Beadell (note 5)	3,676
Additions	16,346
Change in reclamation provision	2,996	(17)
Foreign exchange translation difference	(847)
Property, plant and equipment at end of period	58,237	36,066
Mineral Properties Depletable [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	32,051	31,435
Amortization and depletion	6,820	616
Foreign exchange translation difference	93
Property, plant and equipment at end of period	38,964	32,051
Mineral Properties Non-Depletable [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at end of period	43,186
Mineral Properties Non-Depletable [Member] | At cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of Beadell (note 5)	46,608
Foreign exchange translation difference	(3,422)
Property, plant and equipment at end of period	43,186
Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	7,591
Property, plant and equipment at end of period	46,125	7,591
Property, plant and equipment | At cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	35,184	34,070
Acquisition of Beadell (note 5)	50,061
Additions	8,922	1,514
Change in reclamation provision	30	(127)
Disposals	(185)	(273)
Foreign exchange translation difference	(3,118)
Property, plant and equipment at end of period	90,894	35,184
Property, plant and equipment | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	27,593	25,413
Amortization and depletion	17,434	2,448
Disposals	(185)	(268)
Foreign exchange translation difference	(73)
Property, plant and equipment at end of period	44,769	27,593
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	920
Property, plant and equipment at end of period	9,302	920
Land and buildings [member] | At cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,573	2,460
Acquisition of Beadell (note 5)	12,810
Additions	458	148
Disposals	(3)	(35)
Foreign exchange translation difference	(810)
Property, plant and equipment at end of period	15,028	2,573
Land and buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,653	1,539
Amortization and depletion	4,095	114
Foreign exchange translation difference	(22)
Property, plant and equipment at end of period	5,726	1,653
Furniture, fixtures and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	865
Property, plant and equipment at end of period	1,048	865
Furniture, fixtures and equipment [member] | At cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,987	4,591
Acquisition of Beadell (note 5)	500
Additions	184	407
Disposals	(44)	(11)
Foreign exchange translation difference	(30)
Property, plant and equipment at end of period	5,597	4,987
Furniture, fixtures and equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,122	3,851
Amortization and depletion	464	281
Disposals	(41)	(10)
Foreign exchange translation difference	4
Property, plant and equipment at end of period	4,549	4,122
Computer software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at end of period	14,876
Computer software [member] | At cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,150
Acquisition of Beadell (note 5)	18,397
Additions	4,498
Disposals	(33)
Foreign exchange translation difference	(1,327)
Property, plant and equipment at end of period	22,685	$ 1,150
Computer software [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amortization and depletion	7,878
Disposals	(6)
Foreign exchange translation difference	(63)
Property, plant and equipment at end of period	$ 7,809